Note 10 - Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	January 31,	January 31,
	2013	2012
Cost
Customer agreements and relationships	51,820	40,851
Non-compete covenants	1,867	1,607
Existing technology	66,296	38,012
Trade names	4,164	4,115
	124,147	84,585
Accumulated amortization
Customer agreements and relationships	25,936	20,532
Non-compete covenants	1,235	1,052
Existing technology	22,402	13,380
Trade names	3,277	2,940
	52,850	37,904
	71,297	46,681